UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-04722

FMI Mutual Funds, Inc.
 (Exact name of registrant as specified in charter)

100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Ted D. Kellner
Fiduciary Management, Inc.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, WI  53202
 (Name and address of agent for service)

1-414-226-4555
Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: JUNE 30, 2010

Item 1. Schedule of Investments.

FMI Provident Trust Strategy Fund
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Shares or Principal Amount		Value
LONG-TERM INVESTMENTS - 83.8% (a)
COMMON STOCKS - 75.7% (a)
CONSUMER SERVICES SECTOR - 5.5%
	Other Consumer Services - 5.5%
111,740	DeVry, Inc.	$5,865,233
ELECTRONIC TECHNOLOGY SECTOR - 4.5%
	Computer Processing Hardware - 4.5%
110,500	Hewlett-Packard Co.	4,782,440
FINANCE SECTOR - 13.6%
	Finance/Rental/Leasing - 4.6%
68,850	Visa Inc.	4,871,137
	Investment Managers - 4.3%
52,720	Franklin Resources, Inc.	4,543,937
	Major Banks - 4.7%
88,180	PNC Financial Services Group, Inc.	4,982,170
HEALTH SERVICES SECTOR - 7.0%
	Health Industry Services - 7.0%
157,660	Express Scripts, Inc.*	7,413,173
INDUSTRIAL SERVICES SECTOR - 2.8%
	Engineering & Construction - 2.8%
80,000	Jacobs Engineering Group Inc.*	2,915,200
RETAIL TRADE SECTOR - 11.5%
	Apparel/Footwear Retail - 4.9%
124,600	The TJX Companies, Inc.	5,226,970
	Department Stores - 5.6%
124,730	Kohl's Corp.*	5,924,675
	Home Improvement Chains - 1.0%
21,370	Fastenal Co.	1,072,560
TECHNOLOGY SERVICES SECTOR - 29.4%
	Information Technology Services - 24.8%
149,660	Accenture PLC	5,784,359
103,760	Citrix Systems, Inc.*	4,381,785
178,100	Cognizant Technology Solutions Corp.*	8,915,686
119,730	Infosys Technologies Ltd. SP-ADR	7,173,024
		26,254,854
	Packaged Software - 4.6%
228,950	Oracle Corp.	4,913,267
TRANSPORTATION SECTOR - 1.4%
	Trucking - 1.4%
99,880	Heartland Express, Inc.	1,450,258
	Total common stocks (cost $67,187,585)	80,215,874

CORPORATE BONDS - 8.1% (a)
$2,140,000	ConocoPhillips,
	4.75%, due 02/01/14	2,353,488
745,000	The Coca-Cola Co.,
	3.625%, due 03/15/14	795,973
1,400,000	JP Morgan Chase & Co.,
	4.65%, due 06/01/14	1,492,786
100,000	Hewlett-Packard Co.,
	4.75%, due 06/02/14	110,799
3,800,000	JP Morgan Chase & Co.,
	3.70%, due 01/20/15	3,886,811
	Total corporate bonds (cost $8,241,716)	8,639,857
	Total long-term investments (cost $75,429.301)	88,855,731

SHORT-TERM INVESTMENTS - 13.7% (a)
	Federal Agencies - 4.7%
5,000,000	Federal Home Loan Banks,
	0.55%, due 07/20/10	5,000,908
	Total federal agencies (cost $5,000,908)	5,000,908

	U.S. Treasury Securities - 9.0%
4,000,000	U.S. Treasury Bills,
	0.14%, due 07/08/10	3,999,891
5,500,000	U.S. Treasury Bills,
	0.16%, due 08/26/10	5,498,632
	Total U.S. treasury securities (cost $9,498,523)	9,498,523
	Total short-term investments (cost $14,499,431)	14,499,431
	Total investments - 97.5% (cost $89,928,732)	103,355,162
	Cash and receivables, less liabilities - 2.5% (a)	2,662,219
	TOTAL NET ASSETS - 100.0%	$106,017,381

*	Non -income producing security.
(a)	Percentages for the various classifications relate to net assets.
PLC -	Public Limited Company
SP-ADR -	Sponsored American Depositary Receipts

As of June 30, 2010, the cost of investments for federal income tax purposes was $89,928,732 and the tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation	$16,417,753
Aggregate gross unrealized depreciation	(2,991,323)
Net unrealized appreciation	$13,426,430	+

+
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements in the Fund’s most recent semi-annual or annual report.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2010, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$80,215,874

Level 2 – Long-Term Corporate Bonds	8,639,857
Short-Term Federal Agencies &
U.S. Treasury Securities	14,499,431
Total Level 2	23,139,288

Level 3 –	—
Total	$103,355,162

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   FMI Mutual Funds, Inc.

By (Signature and Title)      /s/Ted D. Kellner
Ted D. Kellner, President

Date   July 21, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Ted D. Kellner
Ted D. Kellner, President

Date   July 21, 2010

By (Signature and Title)      /s/Ted D. Kellner
Ted D. Kellner, Treasurer

Date   July 21, 2010